GREAT HALL INVESTMENT FUNDS, INC.
                              Dain Bosworth Plaza
                             60 South Sixth Street
                           Minneapolis, Minnesota 55402

                                December 1, 1997

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

     Re: Forms of Prospectuses and Statements of Additional Information of Great Hall Investment Funds, Inc. (File Nos. 33-41395 and 811-6340)
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Ladies and Gentlemen:

     On November 24, 1997, Great Hall Investment Funds, Inc. (the "Company") filed Post-Effective Amendment No. 10 to the Company's Registration Statement on Form N-1A ("Post-Effective Amendment No. 10") pursuant to Rule 485(b) under the Securities Act of 1933 to become effective automatically on December 1, 1997. Part A of Post-Effective Amendment No. 10 consisted of a Prospectus dated December 1, 1997 of Great Hall Prime Money Market Fund, Great Hall U.S. Government Money Market Fund and Great Hall Tax-Free Money Market Fund (each a series of the Company) (the "Prospectus"). Part B of Post-Effective Amendment No. 10 consisted of two Statements of Additional Information, one dated December 1, 1997 corresponding to each series of the Company discussed in the Prospectus and one dated August 1, 1997, as amended on December 1, 1997, corresponding to the Prospectus dated August 1, 1997 of Great Hall Institutional Prime Money Market Fund (an additional series of the Company) (the "Statements of Additional Information").

     In accordance with paragraph (j) of Rule 497 under the Securities Act of 1933, the Company hereby certifies that:

          (a) the form of the final Prospectus and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 10; and

          (b) the text of Post-Effective Amendment No. 10 was filed electronically under the Electronic Data Gathering, Analysis and Retrieval system.

                                    Very truly yours,

                                    GREAT HALL INVESTMENT FUNDS, INC.


                                     By  /s/ Julie K. Getchell
                                         ---------------------
                                         Julie K. Getchell,
                                           Chief Financial Officer